UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921

The Turkish Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	7/31/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

The Turkish Investment Fund, Inc.

	Shares	Value (000)
Common Stocks (94.5%)
Automobiles (2.1%)
Tofas Turk Otomobil Fabrikasi AS	694,784	$2,650

Beverages (12.6%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	692,283	8,727
Coca-Cola Icecek AS	682,534	7,110
		15,837
Commercial Banks (36.3%)
Asya Katilim Bankasi	1,745,971	4,356
Turkiye Garanti Bankasi AS	4,627,830	23,950
Turkiye Halk Bankasi AS	670,499	5,427
Turkiye Vakiflar Bankasi Tao, Class D	2,131,128	5,769
Yapi ve Kredi Bankasi AS (a)	2,064,400	6,273
		45,775
Construction Materials (6.5%)
Adana Cimento A Shares	625,920	2,060
Akcansa Cimento AS	941,070	4,589
Mardin Cimento Sanayii	155,366	773
Unye Cimento Sanayii ve Tica	287,173	793
		8,215
Diversified Financial Services (3.9%)
Haci Omer Sabanci Holding AS	1,057,570	4,912

Diversified Telecommunication Services (4.8%)
Turk Telekomunikasyon AS	1,601,265	6,003

Food & Staples Retailing (5.0%)
BIM Birlesik Magazalar AS	205,322	6,300

Household Durables (4.4%)
Arcelik AS	743,483	3,675
Turk Sise ve Cam Fabrikalari AS (a)	1,468,735	1,842
		5,517
Independent Power Producers & Energy Traders (0.7%)
Akenerji Elektrik Uretim AS (a)	379,144	820

Oil, Gas & Consumable Fuels (7.8%)
Tupras Turkiye Petrol Rafine	434,279	9,869

Real Estate Investment Trusts (REITs) (1.6%)
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	1,862,685	2,076

Transportation Infrastructure (4.5%)
TAV Havalimanlari Holding AS (a)	1,326,110	5,631

Wireless Telecommunication Services (4.3%)
Turkcell Iletisim Hizmet AS	883,871	5,190

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Turkish Investment Fund, Inc.

	Shares	Value (000)
Turkcell Iletisim Hizmet AS ADR (b)	17,000	$246
		5,436
Total Common Stocks (Cost $71,692)		119,041
Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	145,000	145

Face Amount (000)
Repurchase Agreements (0.1%)
Bank of America Securities, LLC, (0.22%, dated 07/30/10, due 08/02/10; proceeds $19,609) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp.; 4.5% due 03/01/36; Federal National Mortgage Association; 5.0% due 07/01/40; valued at $20,001)	20	20

Barclays Capital, Inc., (0.46% dated 07/30/10, due 08/02/10; proceeds $24,527) fully collateralized by common stock at the date of this Portfolio of Investments as follows:1st Source Corp., 3M Co., Abbott Laboratories, Abington Bancorp, Inc., ACI Worldwide, Inc., ACME Packet, Inc., Acuity Brands, Inc., Advanced Micro Devices, Inc., Advent Software, Inc., Aecom Technology Corp., Aegean Maritime Petroleum Network, Inc., AFC Corp., AFC Enterprises, Inc., AGCO Corp., Agilent Technologies, Inc., Agilysys, Inc., Aircastle Ltd. , Alamo Group, Inc., Align Technology, Inc., Alleghany Corp., Alliant Energy Corp., Almost Family, Inc., Alnylam Pharmaceuticals, Inc., Altisource Portfolio Solutions SA, AMAG Pharmaceuticals, Inc., Ambassadors Group, Inc., AMERCO, American Axle & Manufacturing Holdings, Inc., American Campus Communities, Inc., American Dairy, Inc., American Dental Parnters, Inc., American Express Co., American Physicians Capital, Inc., American Physicians Service Group, Inc., American Science & Engineering, Inc., American Service Group, Inc., American Woodmark Corp., AmeriGroup Corp., AMN Healthcare Services, Inc., AMPCO-Pittsburgh Corp., Amphenol Corp., AMREP Corp., Apache Corp., Apogee Enterprises, Inc., Aqua America, Inc., Archer Daniels Midland Co., Ardea Biosciences, Inc., Arena Pharmaceuticals, Inc., Argo Group International Holdings Ltd., Arthrocare Corp.,

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Turkish Investment Fund, Inc.

ArvinMeritor, Inc., Asbury Automotive Group, Inc., Ashland, Inc., Astoria Financial Corp., ATC Technology Corp., Atmos Energy Corp., Auto Zone, Inc., Avatar Holdings, Inc., Avnet, Inc., Baldwin & Lyons, Inc., Baltic Trading Ltd., BancFirst Corp., Bank of Nova Scotia, Barclays, BCE, Inc., Be Aerospace, Inc., Bel Fuse, Inc., BGC Partners, Inc., Big 5 Sporting Goods Corp., Biglari Holdings, Inc., Black Box Corp., Blackboard, Inc., Blount International, Inc., Blue Nile, Inc., Boardwalk Pipeline Partners LP, Bob Evans Farms, Inc., Bolt Technology Corp., Boston Beer, Inc., Boston Private Financial Holdings, Inc., BP Prudhoe Bay Royalty Trust, Brigham Exploration Co., Brinks Co., Brown Show, Inc., Bruker Corp., Brunswick Corp., Buckeye Technologies, Inc., Buckle, Inc., Bucyrus International, Inc., Buffalo Wild Wings, Inc., Cabot Microelectronics Corp., CACI International, Inc., Calamos Asset Management, Inc., California Pizza Kitchen, Inc., CAN Financial Corp., Canadian Natural Resources Ltd., Canadian Pacific Railway Ltd., Cantel Medical Corp., Care Investment Trust, Inc., Casey’s General Stores, Inc., Catalyst Health Solutions, Inc., CBOE Holdings, Inc., CBS Corp., Celanese Corp., Celestica, Inc., Centene Corp., Central European Media Enterprises Ltd., Central Garden & Pet Co., Cenveo, Inc., Ceragon Netwrorks Ltd., Cheniere Energy Partners LP, Chesapeake Energy Corp., Chesapeake Lodging Trust, Chesapeake Utilities Corp., China Agritech, Inc., China Biotics, Inc., China MediaExpress Holdings, Inc., China Security & Surveillance Technology, Inc., China Sky One Medical, Inc., Circor International, Inc., Clean Energy Fuels Corp., Clear Channel Outdoor Hioldings, Inc., CNA Surety Corp., Coeur D’Alene Mines Corp., Cogdell Spencer, Inc., Cogent Communications Group, Inc., Cognex Corp., COGO Group, Inc., Colony Financial, Inc., Columbia Sportswear Co., Commerce Bancshares, Inc., Compass Diversified Holdings, Complete Production Services, Inc., Conceptus, Inc., Conns, Inc., Consolidated Communications Holdings, Inc., Consolidated Graphics, Inc., Constant Contact, Inc., Constellation Energy Group, Inc., CoreLogic, Inc., Corporate Office Properties Trust, Corus Entertainment, Inc., Courier Corp., CPI Corp., Cross Timbers Realty Trust, Crown Castle International Corp., CSS Industries, Inc., CTC Media, Inc., CTS Corp., Cullen Frost Bankers, Inc., Cymer, Inc., Cypress Sharpridge Investments, Inc., Deer Consumer Products, Inc., Deere & Co., Delta Air Lines, Inc., Deutsche Bank AG, Diamond Management & Technology Consultants, Inc., Digi International, Inc., Dish Network Corp., Dolby Laboratories, Inc., Dominion Resources Black Warrior Trust, Domtar Corp., Donegal Group, Inc., Donnelley R R & Sons Co., Dorman Products, Inc., Dragonwave, Inc., Dreamworks Animation SKG, Inc., Drew Industries, Inc., Ducommun, Inc., Duff & Phelps Corp., Duncan Energy Partners LP, Duoyuan Printing, Inc., Dycom Industries, Inc., Dynamex, Inc., Dynamics Materials Corp., Dynamics Research Corp., Dynavox, Inc., Dynex Capital, Inc., Eagle Materials, Inc., Eastern American Natural Gas Trust, Eastgroup Properties, Inc., Ebix, Inc., Echostar Corp., El Paso Corp., El Paso Pipeline Partners, LP., Elbit Systems Ltd., Electro Rent Corp., Electronics For Imaging, Inc., Elizabeth Arden, Inc., Emergent Biosolutions, Inc., EMS Technologies, Inc., Encore Capital Group, Inc., Encore Wire Corp., Endo Pharmaceuticals Holdings, Inc., Endurance Specialty Holdings Ltd., Energy Partners Ltd., EnergySolutions, Inc., Enernoc, Inc., Ennis, Inc., EnPro Industries, Inc., Entercom Communications Corp., Entertainment Properties Trust, Epicor Software Corp., EPIQ Systems, Inc., EQT Corp., Equifax, Inc., Erie Indemnity Co., ESSA Bancorp, Inc., Estee Lauder Companies, Inc., E-Trade Financial Corp., Everest Re Group Ltd., Exar Corp., Excel Maritime Carriers Ltd., Excel Trust, Inc., Exeter Resources Corp., EZCORP, Inc., F5 Networks, Inc., Faro Technologies, Inc., FBL Financial Group, Inc., First American Financial Corp., First Citizens Bancshares, Inc., First Community Bancshares, Inc., First Financial Corp. /Indianna,

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Turkish Investment Fund, Inc.

First Horizon National Corp., First Mercury Financial Corp., FirstService Corp., Forest Labs, Inc., Forward Air Corp., FreightCar America, Inc., Fresh Del Monte Produce, Inc., FTI Consulting, Inc., Fuel Systems Solutions, Inc., Furniture Brands International, Inc., Fushi Copperweld, Inc., G&K Services, Inc., GAMCO Investors, Inc., Garmin Ltd., Generac Holdings, Inc., General Maritime Corp., Genesco, Inc., Genomic Health, Inc., Gentiva Health Services, Inc., Gildan Activewear, Inc., Given Imaging Ltd., Glimcher Realty Trust, Goldcorp, Inc., Gorman Rupp Co., Graco, Inc., Graham Corp., Great Plains Energy, Inc., Green Mountain Coffee Roasters, Inc., Green Plains Renewable Energy, Inc., Hallmark Financial Services, Inc., Hancock Holding Co., Hanes Brands, Inc., Harleysville Group, Inc., Harman International Industries, Inc., Harsco Corp., Haverty Furniture, Inc., Haynes International, Inc., Heartland Express, Inc., Heico Corp., Helen of Troy Corp. Ltd., Hewlett Packard Co., HickoryTech Corp., Hillenbrand, Inc., Hi-Tech Pharmacal Co., Hittite Microwave Corp., HMS Holdings Corp., Hologic, Inc., Horace Mann Educators Corp., Hudson Pacific Properties, Inc., Hughes Communications, Inc., Hugoton Royalty Trust, Huron Consulting Group, Inc., Idacorp, Inc., IDT Corp., Imation Corp., IMAX Corp., Immucor, Inc., Impax Laboratories, Inc., Imperial Oil Ltd., Incyte Corp., Inergy LP, Infinity Property & Casualty Corp., Infospace, Inc., Ingles Markets, Inc., Innospec, Inc., Insight Enterprises, Inc., Integrated Silicon Solutions, Inc., Inter Parfums, Inc., International Paper Co.,  International Speedway , Inc., International Tower HillMines Ltd., Invesco Mortgage Capital , Inc., Investors Bancorp, Inc., IPC The Hospitalist Co., Inc., Ironwood Pharmaceuticals, Inc., Isle of Capri Casinos, Inc., ITT Corp., IXYS Corp., J Crew Group, Inc., J&J Snack Foods Corp., JDA Software Group, Inc., Jinpan International Ltd., John Bean Technologies Corp., Jones Apparel Group, Inc., K -Sea Transportation Partners LP, Kapstone Paper & Packaging Corp., KAR Auction Services, Inc., Kearny Financial Corp., Kensey Nash Corp., Keynote Systems, Inc., KKR & Co. LP, Kohls Corp., Kraton Performance Polymers, Inc., L&L Energy, Inc., LA Barge, Inc., LA Z Boy, Inc., Lamar Advertising Co., Lattice Semiconductor Corp., Layne Christensen Co., Lender Processing Services, Inc., Lennar Corp., LHC Group, Inc., Liberty Acquistitions Holdings Corp., Life Time Fitness, Inc., Lincoln Educational Services Corp., Linn Energy, Inc., LMI Aerospace, Inc., Lululemon Athletica, Inc., M&T Bank Corp., Macquarie Infastructure Company LLC, Magellan Midstream Partners LP, Magna International, Inc., Mankind Corp., Marcus Corp., Markel Corp., MarketAxess Holdings, Inc., Martin Marietta Materials, Inc., Masimo Corp., Matrix Service Co., Matthews International Corp., Maxygen, Inc., Media General, Inc., Medical Action Industries, Inc., Medivation, Inc., Mercadolibre, Inc., Mercer International, Inc., Metals USAHoldings Corp., Metro Bancorp, Inc., Miller Industries, Inc./Tenn, Monarch Casino & Resort, Inc., Monmouth Real Estate Investment Corp., Monolithic Power Systems, Inc., MonotypeImaging Holdings, Inc., Morningstar, Inc., Morton’s Restaurant Group, Inc., MTS Systems Corp., Multi-Color Corp., MV Oil Trust, Myers Industries Corp., National Beverage Corp., NationalInterstate Corp., Navigant Consulting, Inc.,

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Turkish Investment Fund, Inc.

Navios Maritime Holdings, Inc., Navios Maritime Partners LP, NBT Bancorp, Inc., NBTY, Inc., Net 1 UEPS Technologies, Inc., Netgear, Inc., Netlogic Microsystems, Inc., NetScout Systems, Inc., Netsuite, Inc., New York Times Co., Newpark Resources, Inc., Newstar Financial, Inc., Nexen, Inc., Nordstrom, Inc., North European Oil Royalty Trust, Northwest Bancshares, Inc., Northwest Pipe Co., Novagold Resources, Inc., NovaMed, Inc., Novatel Wireless, Inc., NV Energy, Inc., Ocean Power Technologies, Inc., OGE Energy Corp., Omega Flex, Inc., Omniamerican Bankcorp, Inc., Omnicell, Inc., Omnova Solutions, Inc., Oncogenex Pharmaceuticals, Inc., One Liberty Properties, Inc., OneBeacon Insurance Group Ltd., Oplink Communications, Inc., Oreint-Express Hotels Ltd., Orion Marine Group, Inc., Orthofix International N.V., Pain Therapeutics, Inc., Papa John’s International, Inc., Parexel International Corp., Park Electrochemical Corp., Patterson Companies, Inc., Patterson-UTI Energy, Inc., PC-TEL, Inc., Permian Basin Royalty Trust, PHI, Inc., PICO Holdings, Inc., Pinnacle West Capital Corp., Piper Jaffray Companies, Inc., Plantronics , Inc., Plum Creek Timber Co. , Inc., Polyone Corp., Powell Industries, Inc., Precision Drilling Corp., Price T. Rowe Group, Inc., PrivateBancorp, Inc., Premier Global Services, Inc., Puda Coal, Inc., Quest Communications International, Inc., Quinstreet, Inc., Radian Group, Inc., Radisys Corp., Railamerica, Inc., Ralcorp Holdings, Inc., Raven Industries, Inc., RC2 Corp., RCN Corp., Regal Beloit Corp., Regeneron Pharmaceuticals, Inc., Regions Financial Corp., Reliance Steele & Aluminum Co., Renaissance Learning, Inc., Res-Care, Inc., ResMed, Inc., Resource Capital Corp., Rewards Network, Inc., Rex American Resources Corp., RLI Corp., Roadrunner Transportation Systems, Inc., Rockwell Collins, Inc., Rogers Communications, Inc., Royal Bank of Canada, Rubicon Technology, Inc., Rural-Metro Corp., Rush Enterprises, Inc., Sabine Royalty Trust, Safe Bulkers, Inc., Safety Insurance Group, Inc., SAIC, Inc., San Juan Basin Royalty Trust, Savient Pharmaceuticals, Inc., Schein Henry, Inc., School Specialty, Inc., Schulman (A.), Inc., Scott’s Miracle Gro Co., Seaboard Corp., Seabridge Gold, Inc., Seacor Holdings, Inc., Seahawk Drilling, Inc., Seattle Genetics, Inc., Select Medical Holdings Corp., Seneca Foods Corp., Sequenom, Inc., SFN Group, Inc., Sherwin Williams Co., Shoretel, Inc., Silver Wheaton Corp., Six Flags Entertainment Corp., Smurfit-Stone Container Corp., Snap On, Inc., Solar Capital Ltd., Sonic Automotive, Inc., Sovran Self Storage, Inc., Sports Supply Group, Inc., SS&C Technologies Holdings, Inc., Stamps.com, Inc., Standard Motor Products, Inc., Starwood Property Trust, Inc., State Auto Financial Corp., Stein Mart, Inc., Steinway Musical Instruments, Inc., Sterling Bancorp, Student Loan Corp., Sturm Ruger & Co., Inc., Suburban Propane Partners LP, Sun Healthcare Group, Inc., Sunoco Logistics Partners LP, Superior Energy Services, Inc., SureWest Communications, Susquehanna Bancshares, Inc., Susser Holdings Corp., SWS Group, Inc., Symetra Financial Corp., Symmetricom, Inc., Symmetry Mecical, Inc., Synchronoss Technologies, Inc., Synovis Life Technologies, Inc., Synutra International, Inc., Tanzian Royalty Exploration Corp., Targa Resources Partners LP, TCF Financial Corp., Teleflex, Inc., Telus Corp., Teradyne, Inc., Terra Nova Royalty Corp., Tesla Motors, Inc., Texas Pacific Land Trust, Textron, Inc., TFS Financial Corp., Theravance , Inc., Tidewater, Inc., Tiffany & Co., Timberland Co., Time Warner, Inc., Toostie Roll Industries, Inc., TowneBank, TransCanada Corp., Transglobe Energy Corp., Tree.com, Inc., TriCo Bancshares, TrueBlue, Inc., Trustmark Corp., Tsakos Energy Navigation Ltd., Two Harbors Investment Corp., Tyler

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Turkish Investment Fund, Inc.

Technologies, Inc., UGI Corp., UIL Holdings Corp., Unica Corp., UniFirst Corp., Union First Market Bankshares Corp., United Casualty & Casualty Co., United Natural Foods, Inc., United Online, Inc., Unitran, Inc., Universal Display Corp., Universal Electronics, Inc., Universal Health Realty Income Trust, Universal Health Services, Inc., Universal Stainless & Alloy, Urstadt Biddle Properties, US Cellular Corp., US Global Investors, Inc., US Physical Therapy, Inc., USA Mobility, Inc., Valeant Pharmaceuticals International, Valhi, Inc., Vanguard Natural Resources LLC, Varian Medical Systems, Inc., Vector Group Ltd., Vertex Pharmaceuticals, Inc., Viacom, Inc., Viad Corp., Viatsat, Inc., Vitamin Shoppe, Inc., Vitran Corp., Inc., Vivus, Inc., VSE Corp., Watsco, Inc., Wesbanco, Inc., Westar Energy, Inc., Western Alliance Bancorp, Western Gas Partners LP, Westmoreland Coal Co., Weyerhaeuser Co., White Mountains Insurance Group Ltd., Wiliams Clayton Energy, Inc., Wilmington Trust Corp., Wilshire Bancorp, Inc., Winthrop Realty Trust, Woodward Governor Co., World Acceptance Corp., Wynn Resorts Ltd., Xcel Energy, Inc., XL Group PLC, Xyratex Ltd.,; valued at $25,753)

	24	24
		44
Total Securities held as Collateral on Loaned Securities (Cost $189)		189

	Shares
Investment Company (5.6%)
United States (5.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $7,064)	7,064,000	7,064
Total Investments (100.3%) (Cost $78,945) Including $186 of Securities Loaned +		126,294
Liabilities in Excess of Other Assets (-0.3%)		(354)
Net Assets (100.0%)		$125,940

(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding at July 31, 2010 were $186,000 and $189,000, respectively. The Fund received cash collateral of $189,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At July 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $78,945,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $47,348,000 of which $47,777,000 related to appreciated securities and $429,000 related to depreciated securities.

ADR	American Depositary Receipt

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

The Turkish Investment Fund, Inc.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010.  (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks
Automobiles	$2,650	$—	$—	$2,650
Beverages	15,837	—	—	15,837
Commercial Banks	45,775	—	—	45,775
Construction Materials	8,215	—	—	8,215
Diversified Financial Services	4,912	—	—	4,912
Diversified Telecommunication Services	6,003	—	—	6,003
Food & Staples Retailing	6,300	—	—	6,300
Household Durables	5,517	—	—	5,517
Independent Power Producers & Energy Traders	820	—	—	820
Oil, Gas & Consumable Fuels	9,869	—	—	9,869
Real Estate Investment Trusts (REITs)	2,076	—	—	2,076
Transportation Infrastructure	5,631	—	—	5,631
Wireless Telecommunication Services	5,436	—	—	5,436
Total Common Stocks	119,041	—	—	119,041
Short-Term Investments
Repurchase Agreements	—	44	—	44
Investment Companies	7,209	—	—	7,209
Total Short-Term Investments	7,209	44	—	7,253
Total Assets	$126,250	$44	$—	$126,294

Total	$126,250	$44	$—	$126,294

Notes to Portfolio of Investments (unaudited)

Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Turkish Investment Fund, Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2010